Deferred Income Tax and income Tax Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Income Tax and income Tax Expense
29.	Deferred Income Tax and income Tax Expense

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2017 and 2018, is as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	318,339	￦	428,690
Deferred tax assets to be recovered after more than 12 months		1,140,252		1,347,985

Deferred tax assets before offsetting		1,458,591		1,776,675

Deferred tax liabilities
Deferred tax liability to be recovered within 12 months		(15,705)		(413,409)
Deferred tax liability to be recovered after more than 12 months		(859,126)		(1,102,682)

Deferred tax liabilities before offsetting		(874,831)		(1,516,091)

Deferred tax assets after offsetting	￦	712,222	￦	465,369

Deferred tax liabilities after offsetting	￦	128,462	￦	204,785

The gross movements on the deferred income tax account for the years ended December 31, 2017 and 2018, are calculated as follows:

(In millions of Korean won)	2017		2018
Beginning	￦	563,729	￦	583,760
Changes in accounting policy		—		(374,307)
Credited to the statement of profit or loss		(1,771)		15,016
Charged to other comprehensive income		21,802		36,115

Ending	￦	583,760	￦	260,584

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(In millions of Korean won)	2017
	Beginning		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Derivative instruments	￦	(49,188)	￦	49,188	￦	—	￦	—
Available-for-sale financial assets		(31,702)		(164)		1,346		(30,520)
Investment in subsidiaries, associates, and joint ventures		(50,746)		(42,659)		(3,245)		(96,650)
Depreciation		(39,498)		39,498		—		—
Advanced depreciation provision		(225,687)		(22,905)		—		(248,592)
Deposits for severance benefits		(307,730)		(80,126)		—		(387,856)
Accrued income		(2,024)		(126)		—		(2,150)
Reserve for technology and human resource development		(747)		433		—		(314)
Others		(119,366)		10,617		—		(108,749)

Total	￦	(826,688)	￦	(46,244)	￦	(1,899)	￦	(874,831)

Deferred tax assets
Derivative instruments	￦	—	￦	34,572	￦	(9,848)	￦	24,724
Provision for impairment or trade receivables		110,276		11,380		—		121,656
Inventory valuation		48		(48)		—		—
Contribution for construction		18,091		180		—		18,271
Accrued expenses		80,356		10,683		—		91,039
Provisions		20,221		3,858		—		24,079
Property and equipment		232,915		(841)		—		232,074
Defined benefit liabilities		372,492		67,751		26,806		467,049
Withholding of facilities expenses		6,910		472		—		7,382
Accrued payroll expenses		25,915		(10,786)		—		15,129
Deduction of installment receivables		13,887		(13,887)		—		—
Assets retirement obligation		18,086		2,750		—		20,836
Gain or loss foreign currency translation		67,701		(67,558)		—		143
Deferred revenue		26,113		221		—		26,334
Real-estate sales		3,851		4,847		—		8,698
Tax credit carryforwards		199,599		(48,823)		—		150,776
Tax loss carryforward		—		2,699		—		2,699
Others		193,956		47,003		6,743		247,702

Total	￦	1,390,417	￦	44,473	￦	23,701	￦	1,458,591

Net balance	￦	563,729	￦	(1,771)	￦	21,802	￦	583,760

(In millions of Korean won)	2018
	Beginning		Changes in accounting policy		Statement of profit or loss		Other comprehensive income		Ending
Deferred tax liabilities
Available-for-sale financial assets	￦	(30,520)	￦	30,520	￦	—	￦	—	￦	—
Investment in subsidiaries, associates, and joint ventures		(96,650)		—		2,867		179		(93,604)
Depreciation		—		—		(424)		—		(424)
Advanced depreciation provision		(248,592)		—		(64,592)		—		(313,184)
Deposits for severance benefits		(387,856)		—		(11,126)		—		(398,982)
Accrued income		(2,150)		—		592		—		(1,558)
Reserve for technology and human resource development		(314)		—		110		—		(204)
Prepaid expenses		—		(352,139)		(17,777)		—		(369,916)
Contract assets		—		(23,663)		12,158		—		(11,505)
Financial assets at fair value through profit or loss		—		(30,856)		30,195		—		(661)
Financial assets at fair value through other comprehensive income		—		(8,587)		(17,638)		(15,573)		(41,798)
Others		(108,749)		—		(175,506)		—		(284,255)

Total	￦	(874,831)	￦	(384,725)	￦	(241,141)	￦	(15,394)	￦	(1,516,091)

Deferred tax assets
Derivative instruments	￦	24,724	￦	—	￦	(26,128)	￦	9,745	￦	8,341
Provision for impairment or trade receivables		121,656		(9,096)		(12,673)		—		99,887
Inventory valuation		—		—		121		—		121
Contribution for construction		18,271		—		(1,471)		—		16,800
Unsettled expenses		106,168		—		21,729		—		127,897
Provisions		24,079		—		12,099		—		36,178
Property and equipment		232,074		—		(1,796)		—		230,278
Defined benefit liabilities		467,049		—		3,980		42,813		513,842
Withholding of facilities expenses		7,382		—		(773)		—		6,609
Deduction of installment receivables		—		—		42		—		42
Assets retirement obligation		20,836		—		3,696		—		24,532
Gain or loss foreign currency translation		143		—		10,529		—		10,672
Deferred revenue		26,334		15,809		(2,502)		—		39,641
Real-estate sales		8,698		661		12,369		—		21,728
Tax loss carryforward		2,699		—		1,364		—		4,063
Trade receivables		—		2,890		(1,293)		—		1,597
Others		247,702		154		284,742		(1,049)		531,549

Total	￦	1,307,815	￦	10,418	￦	304,035	￦	51,509	￦	1,673,777

Temporary difference, net		432,984		(374,307)		62,894		36,115		157,686
Tax credit carryforwards		150,776		—		(47,878)		—		102,898

Total net balance	￦	583,760	￦	(374,307)	￦	15,016	￦	36,115	￦	260,584

The tax impacts recognized directly to equity as at December 31, 2016, 2017, and 2018, are as follows:

	2016						2017						2018
(In millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Loss on valuation of available-for-sale securities	￦	9,347	￦	(2,262)	￦	7,085	￦	(5,561)	￦	1,346	￦	(4,215)	￦	—	￦	—	￦	—
Gain on valuation of financial assets at fair value through other comprehensive income		—		—		—		—		—		—		59,384		(15,573)		43,811
Gain (loss) on valuation of hedge instruments		(14,611)		3,536		(11,075)		40,694		(9,848)		30,846		(36,756)		9,745		(27,011)
Remeasurements of net defined benefit liabilities		5,558		(1,345)		4,213		(110,768)		26,806		(83,962)		(116,324)		42,813		(73,511)
Share of gain(loss) of associates and joint ventures, and others		(641)		155		(486)		13,410		(3,245)		10,165		(1,036)		179		(857)
Exchange differences on translation for foreign operations		(7,133)		1,726		(5,407)		(27,865)		6,743		(21,122)		3,989		(1,049)		2,940

Total	￦	(7,480)	￦	1,810	￦	(5,670)	￦	(90,090)	￦	21,802	￦	(68,288)	￦	(90,743)	￦	36,115	￦	(54,628)

Details of income tax expense for the years ended December 31, 2016, 2017 and 2018, are calculated as follows:

(In millions of Korean won)	2016		2017		2018
Current income tax expense	￦	182,088	￦	268,885	￦	329,581
Impact of change in deferred taxes		152,102		1,771		(15,016)

Income tax expense	￦	334,910	￦	270,656	￦	314,565

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(In millions of Korean won)	2016		2017		2018
Profit before income tax expense	￦	1,166,755	￦	816,997	￦	1,033,977

Statutory income tax expense	￦	282,355	￦	197,251	￦	273,982
Tax effect
Income not taxable for taxation purposes		(28,093)		(19,268)		(85,322)
Non-deductible expenses		21,947		39,746		18,126
Tax credit		(13,764)		(27,211)		(20,319)
Additional payment of income taxes		(4,780)		976		11,439
Tax effect and adjustment on consolidation
Goodwill impairment		31,847		20,475		137
Eliminated dividend income form subsidiaries		40,087		34,305		31,966
Changes of out-side tax effect		(567)		17,990		618
Investment in-kind		—		—		82,820
Others		5,878		6,392		1,118

Income tax expense	￦	334,910	￦	270,656	￦	314,565